EMPLOYEE BENEFITS PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contribution retirement plan [line items]
Contributions	¥ 8,804	¥ 11,822	¥ 9,181
Maximum
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	16.00%
Supplementary retirement plan rate	8.00%
Minimum
Disclosure of contribution retirement plan [line items]
Percentage of salaries, bonuses and certain allowances	13.00%